STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
15.	COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

The Company is authorized to issue 57,500,000 shares consisting of the following:

●	2,000,000 shares of Series A Preferred Stock, par value $0.0001 per share, 1,589,000 shares issued and outstanding as of June 30, 2025; and
●	500,000 shares of Series B Preferred Stock, par value $0.0001 per share, 150,000 shares issued and outstanding as of June 30, 2025; and
●	55,000,000 shares of Common Stock, par value $0.0001 per share, 16,602,460 shares issued and outstanding as of June 30, 2025.

21.STOCKHOLDERS’ EQUITY

The Company is authorized to issue 57,500,000 shares consisting of the following:

●	2,000,000 shares of Series A Preferred Stock, par value $0.0001 per share, 1,555,000 shares issued and outstanding as of December 31, 2024; and
●	500,000 shares of Series B Preferred Stock, par value $0.0001 per share, 150,000 shares issued and outstanding as of December 31, 2024; and
●	55,000,000 shares of Common Stock, par value $0.0001 per share, 16,602,460 shares issued and outstanding as of December 31, 2024.